Calculation of Earnings Per Share (EPS) (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Basic EPS
Net income attributable to the Group	$ 2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Accretion and dividends on redeemable preferred stock and redeemable convertible preferred stock		(230,586,000,000)	(230,586,000,000)	(230,586,000,000)
Net income attributable to common stock shareholders		2,613,936,000,000	903,266,000,000	1,250,113,000,000
Weighted-average number of common stocks outstanding (in thousands)	474,199,587	474,199,587	461,500,172	417,673,260
Net income per share
Basic net earnings per share	$ 4.84	5,512.00	1,957.00	2,993.00
Diluted EPS
Net income	2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Dividends on redeemable preferred stock		(202,930,000,000)	(202,930,000,000)	(202,930,000,000)
Net income attributable to common stock shareholders		2,641,592,000,000	930,922,000,000	1,277,769,000,000
Weighted-average number of common stocks outstanding (in thousands)	474,199,587	474,199,587	461,500,172	417,673,260
Diluted effect of redeemable convertible preferred stock (in thousands)	14,721,000	14,721,000	14,721,000	14,721,000
Weighted-average number of common stock outstanding, assuming dilution (in thousands)	488,920,587	488,920,587	476,221,172	432,394,260
Diluted net earnings per share	$ 4.73	5,403.00	1,955.00	2,955.00